CONVERTIBLE NOTES PAYABLE	12 Months Ended
Mar. 31, 2019
CONVERTIBLE NOTES PAYABLE [Text Block]

NOTE 11 – CONVERTIBLE NOTES PAYABLE

On September 20, 2016, we entered into a loan facility agreement (the “Loan Agreement”) with Turnstone Capital Inc. (the “Lender”), whereby the Lender agreed to make available to our company a loan in the aggregate principal amount of $1,500,000 (the “Loan Amount”). Pursuant to the Loan Agreement, the Lender agreed to make one or more advances of the Loan Amount to our company as requested from time to time by our company in an amount to be agreed upon by our company and the Lender (each, an “Advance”).

In June, 2017, Turnstone Capital Inc. advanced an additional $500,000 under the Loan Agreement. The Company evaluated this transaction under ASC 470-20-30 “Debt – liability and equity component” and determined that a debt discount of $295,000 was provided and will be amortized over the remaining term of the Loan Agreement.

On September 29, 2017, Turnstone Capital Inc. converted the $500,000 plus accrued interest of $14,583 to 514,583 common shares at the conversion price of $1.00 per share. Upon conversion the remaining unamortized debt discount of $295,000 was immediately amortized.